Concentrations of Risk - Schedule of Purchase and Outstanding Payable (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Purchase	$ 1,963	$ 1,838	$ 2,632	$ 3,461	$ 6,090	$ 7,175
Percentage of purchases	47.00%	41.00%	28.00%	60.00%	41.00%	51.00%
Accounts payable, trade
Vendor A [Member]
Purchase		$ 1,838		$ 3,461	$ 6,090	$ 3,773
Percentage of purchases		41.00%		60.00%	41.00%	27.00%
Accounts payable, trade
Vendor B [Member]
Purchase	$ 1,963		$ 2,632			$ 1,880
Percentage of purchases	47.00%		28.00%			13.00%
Accounts payable, trade
Vendor C [Member]
Purchase						$ 1,522
Percentage of purchases						11.00%
Accounts payable, trade